Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
Intangible assets [Abstract]
Schedule of intangible asset acquisition cost, accumulated amortization and accumulated impairment losses

	JPY (millions)
	For the Year Ended March 31
	2020	2021
Acquisition cost
As of beginning of the year	¥4,240,251	¥4,012,528
Acquisitions	3,387	—
Reclassification to assets held for sale (Note 19)	(116,524)	(144,836)
Foreign currency translation differences	(114,586)	166,225
As of end of the year	¥4,012,528	¥4,033,917

Carrying amount
As of beginning of the year	¥4,240,251	¥4,012,528
As of end of the year	4,012,528	4,033,917

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2019	¥160,237	¥5,862,950	¥22,333	¥6,045,520
Additions	28,274	77,016	44	105,334
Disposals and other decreases	(20,078)	(5,179)	(10,573)	(35,830)
Reclassification to assets held for sale (Note 19)	(83)	(179,788)	—	(179,871)
Foreign currency translation differences	(3,430)	(151,746)	(38)	(155,214)
As of March 31, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939
Additions	32,930	84,034	—	116,964
Disposals and other decreases	(10,659)	(106)	(1)	(10,766)
Reclassification to assets held for sale (Note 19)	(806)	(85,913)	—	(86,719)
Deconsolidation	(4)	—	—	(4)
Foreign currency translation differences	12,484	104,767	(179)	117,072
As of March 31, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486

Accumulated amortization and accumulated impairment losses
As of April 1, 2019	¥(62,943)	¥(1,220,429)	¥(10,979)	¥(1,294,351)
Amortization	(32,771)	(412,074)	(29)	(444,874)
Impairment losses	(4,731)	(43,346)	—	(48,077)
Disposals and other decreases	19,784	3,029	10,573	33,386
Reclassification to assets held for sale (Note 19)	—	96,608	—	96,608
Foreign currency translation differences	2,101	46,629	—	48,730
As of March 31, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)
Amortization	(28,346)	(405,268)	—	(433,614)
Impairment losses	(39)	(16,596)	—	(16,635)
Disposals and other decreases	8,354	—	—	8,354
Reclassification to assets held for sale (Note 19)	531	39,260	—	39,791
Deconsolidation	(20)	—	—	(20)
Foreign currency translation differences	(5,314)	8,636	—	3,322
As of March 31, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)

Carrying amount
As of April 1, 2019	¥97,294	¥4,642,521	¥11,354	¥4,751,169
As of March 31, 2020	86,360	4,073,670	11,331	4,171,361
As of March 31, 2021	95,471	3,802,484	11,151	3,909,106

Schedule of intangible assets associated with products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2019	¥4,135,520	¥507,001	¥4,642,521
As of March 31, 2020	3,602,384	471,286	4,073,670
As of March 31, 2021	3,427,527	374,957	3,802,484
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2020	2021	2021
immunoglobulin	Marketed products	¥788,628	¥753,203	14 years
TAKHZYRO	Marketed products	567,589	536,445	13 years
VYVANSE	Marketed products	517,695	441,577	5 years
ADVATE & ADYNOVATE	Marketed products	313,509	293,697	9 years
ALUNBRIG	In-process R&D	160,580	—	—
	Marketed products	76,688	220,969	10 years

Schedule of significant assumptions used to calculate the recoverable amount (value in use)	The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

Discount rate (Post-tax)
March 31, 2019	11.0%
March 31, 2020	7.0% - 8.0%
March 31, 2021	7.0%